SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Mar. 01, 2018
Significant Accounting Policies [Line Items]
Advertising Expense		$ 114,697	$ 22,474	$ 5,331
Foreign Currency Transaction Gain (Loss), Realized		3,108	3,324	$ 1,288
Assets Aggregate Value Denominated in Foreign Currency		538,364	$ 466,721
Impact of Restatement on Opening Retained Earnings, Net of Tax					$ 4,088
Deferred Revenue		$ 436,107			753,134
Equity Securities without Readily Determiable Fair Value [Member]
Significant Accounting Policies [Line Items]
Impact of Restatement on Opening Retained Earnings, Net of Tax					$ 4,163
Small Scale VAT Payers [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate		3.00%
General VAT Payers [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate	16.00%	17.00%
Book sales [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate		17.00%
Beijing Xintang Sichuang Education Technology Co Ltd [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate		6.00%
Zhixuesi Education Consulting Beijing Co Ltd [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate		6.00%
Simple VAT Collection Method Payers [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate		3.00%
Xueersi Education [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate		6.00%
Yidu Huida [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate		6.00%
Minimum [Member] | Equity Method Investee [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage		20.00%
Maximum [Member] | Equity Method Investee [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage		50.00%
Beijing Century TAL Education Technology Co Ltd [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate		6.00%
Xinxin Xiangrong Education Technology Beijing Co Ltd [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate		6.00%
Pengxin TAL [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate		6.00%
Yizhen Xuesi [Member]
Significant Accounting Policies [Line Items]
Value Added Tax Rate		6.00%